Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated June 6, 2025 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2024, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Callodine Capital Management, LP will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Callodine Capital Management, LP	Equity Hedge Strategies
Catalio Capital Management, LP	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Engelhart CTP Commodity Trading US, LLC	Macro Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
OT Research	Equity Hedge Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP

Callodine Capital Management, LP
Catalio Capital Management, LP
D. E. Shaw Investment Management, L.L.C.
Engelhart CTP Commodity Trading US, LLC
Fort Baker Capital Management LP
Harvest Fund Advisors LLC
Maren Capital LLC
Mariner Investment Group, LLC
Melqart Asset Management (UK) Limited
Merritt Point Partners LLC
Mesarete Capital LLP
Nephila Capital Ltd.
North Reef Capital Management LP
Oak Hill Advisors, L.P.
OT Research
Seiga Asset Management Limited
Seven Grand Managers LLC
Two Sigma Advisers, LP
Varick Capital Partners LP
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Callodine Capital Management, LP	Equity Hedge Strategies	Equity Long/Short
Catalio Capital Management, LP	Equity Hedge Strategies	Equity Long/Short
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Engelhart CTP Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Harvest Fund Advisors LLC	Equity Hedge Strategies	Equity Long/Short
Maren Capital LLC	Equity Hedge Strategies	Fundamental Value
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Melqart Asset Management (UK) Limited	Macro Strategies	Discretionary Thematic
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Oak Hill Advisors, L.P.	Relative Value Strategies	Fixed Income – Asset Backed
OT Research	Equity Hedge Strategies	Equity Market Neutral
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Varick Capital Partners LP	Macro Strategies	Systematic Diversified

The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Callodine Capital Management, LP (“Callodine”), located at Two International Place, Suite 1830, Boston, MA 02110, is an investment adviser registered with the SEC. Callodine may manage a portion of the Fund’s assets using Equity Hedge Strategies. Founded in 2018, Callodine has approximately $0.7 billion in assets under management as of March 31, 2025.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 6, 2025 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 29, 2024, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Callodine Capital Management, LP will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Callodine Capital Management, LP. (“Callodine”). The principal owner of Callodine is James Morrow.

Sub-Adviser Proxy Voting Policy

Effective immediately, the disclosure in the attached Appendix A is added to Appendix A to the Statement of Additional Information:

APPENDIX A

SUMMARY OF CALLODINE CAPITAL MANAGEMENT, LP (“CALLODINE”) PROXY VOTING POLICY (THE “POLICY”)

Proxy Voting and Class Actions

Background

An investment adviser that exercises voting authority over client proxies is required to:

•

Adopt and implement policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, including how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients;

•	Disclose to clients’ information about those policies and procedures and, upon request, furnish a copy to clients;

•	Disclose to clients how they may obtain information on how the adviser has voted their proxies;

•	Maintain certain records related to proxy voting.

The Advisers Act lacks specific guidance regarding an investment adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Policies and Procedures

This Policy has been adopted by Callodine to facilitate the voting of proxies in what we perceive to be the best interests of our clients. We recognize our fiduciary obligation and will comply with our obligations under Rule 206(4)-6 under the Advisers Act.

This Policy defines procedures for voting securities in the portfolios managed by Callodine, for the benefit of and in the best interest of the clients. The objective of voting a security in each case under this Policy is to seek to enhance the value of the security, or to reduce potential for a decline in the security’s value. This Policy does not prescribe specific voting requirements or specific voting considerations. Instead, this Policy provides procedures for applying the informed expertise and judgment of our investment professionals on a timely basis in pursuit of the above stated voting objectives.

Callodine is not responsible for voting proxies not received in a timely manner or in circumstances where there is a lack of information provided in the proxy statement by the issuer or other resolution sponsor. In addition, should we feel that the costs of voting a particular proxy exceed the expected benefits to clients or where our clients no longer hold investments in the relevant issuer, we may choose not to vote in that particular circumstance. However, it is generally our intent to vote all proxies.

Callodine does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of our approach to corporate governance issues is to encourage a culture of performance among the companies in which we manage investments in order to add value to our portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

Responsibility

The Controller, in consultation with the Portfolio Manager and the Investment Analysts, is responsible for making decisions with respect to voting proxies and is responsible for facilitating the overall voting process—from receipt of the proxies to casting the votes, and for working with the CCO to ensure accurate and adequate disclosure.

Procedures

Callodine uses both an electronic proxy management system and a manual tracking system to assist in the receipt, tracking, voting and recording of proxies received by the Firm. Given the holding periods of securities, the Funds’ may not be in a position to vote proxies. However, proxies received will be reviewed by the Controller to determine if it is prudent to exercise our voting authority, all decisions will be made in the best interest of our clients.

Morgan Stanley and Goldman Sachs use a third-party service provider proxy voting system to facilitate its proxy communications. Email alerts are sent to the Controller when proxy materials become available. The Controller uses the third-party service provider online platform to retrieve any relevant proxy materials and saves them to the Callodine network. The Controller then coordinates with the Investment Analysts to provide recommendations to the Portfolio Manager regarding how to vote the proxy. After coordination with the Portfolio Manager regarding how to vote the proxy, votes are entered electronically online and a record of the vote is saved to the network. The third-party service provider online platform contains all current and upcoming proxy votes which the Controller reviews.

Jefferies uses a third-party service provider proxy voting system to facilitate its proxy communications. Email alerts are sent to the Controller when proxy materials become available. Once received, the Controller links to an online site to retrieve any relevant proxy materials and saves them to the Callodine network. The Controller then coordinates with the Investment Analysts to provide recommendations to the Portfolio Manager regarding how to vote the proxy. After coordination with the Portfolio Manager regarding how to vote the proxy, votes are entered electronically online and a record of the vote is saved to the network.

Callodine will vote the majority of proxies electronically. Proxies which are not voted through the electronic proxy management system will be voted in accordance with instructions provided in the proxy materials. Once the vote is cast, documentation is maintained in a file in accordance with regulatory requirements.

A proxy voting log is maintained by the Controller.

Conflicts of Interest

Callodine will use reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if management actually knew or should have known of the conflict. We are sensitive to conflicts of interest that may arise in the proxy decision-making process and have identified the following potential conflicts of interest:

•	A principal of Callodine or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

•	An immediate family member of a principal of Callodine or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

•	Callodine, any Fund managed by Callodine, or any affiliate holds a significant ownership interest in the portfolio company.

•	Any matter involving an investor that generates substantial revenue for Callodine.

•	Any other issue that the CCO determines is an actual or potential conflict.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the CCO. Materiality determinations will be based on an assessment of the particular facts and circumstances and consultation with outside counsel, as necessary. One or more of the following methods may be used to resolve the conflict:

•	Voting in accordance with the recommendation of another independent third party/fiduciary;

•	Disclosing the conflict to the investor and obtaining consent before voting;

•	Suggesting to the investor that it engage another party to vote the proxy on its behalf;

•	In the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

•	Any other method as is deemed appropriate under the particular facts and circumstances, given the nature of the conflict.

The CCO shall document the method used to resolve conflicts of interest and maintain supporting documentation in accordance with regulatory requirements.

Form N-PX

Form N-PX is an annual report on proxy voting records with a reporting period of July 1 through June 30 and requires institutional investment managers1, that are also required to file Form 13F, to disclose certain information about its votes related to issuers’ executive compensation practices (also referred to as “say on pay” votes).

Institutional investment managers are required to disclose their “say-on-pay” votes on Form N-PX. Under the rule, “say-on-pay” votes include the approval of executive compensation, the frequency of such executive compensation, as well as votes to approve “golden parachute” compensation in connection with a merger or acquisition. However, votes on executive compensation that are not required by sections 14A(a) and (b) of the Exchange Act, such as in the case of foreign private issuers (as defined in rule 3b-4(c) under the Exchange Act) that are exempt from the proxy solicitation rules, will not be required to be reported on Form N-PX. Institutional investment managers that are required to file Form 13F must comply with the Form N-PX requirement. The filing requirement is not limited to those securities that are listed on the manager’s Form 13F; it applies to any security of a company over which it exercised voting power on a say-on-pay matter presented under Section 14A.

The Rule provides a two-part test for determining whether an institutional investment manager “exercised voting power” over a security and must therefore report a say-on-pay vote on Form N-PX:

•	The institutional investment manager has the power to vote, or direct the voting of, a security.

•	The institutional manager “exercises” this power to influence a voting decision for the security.

The Rule also considers an institutional investment manager “determining not to vote on a say-on-pay matter” as exercising its voting power. An institutional investment manager does not have any reporting obligation to file with respect to a voting decision that is entirely determined by its client or another party. However, institutional investment managers who have a disclosed policy of not voting proxies, and who did not in fact vote during the reporting period, are required to file a notice report on Form N-PX. The manager does not have to report any information on a security-by-security basis but rather file an executed Form N-PX’s cover page.

Form N-PX prompts institutional investment advisers to disclose not only their securities lending practices but also how such lending practices interplay with their proxy voting practices. Specifically, institutional investment advisers now have to weigh the benefits of participating in a securities lending arrangement against the benefits of being able to vote on a proxy matter. Moreover, advisers that participate in securities lending arrangements now have to determine if, or when, loaned securities should be recalled for proxy voting purposes.

Form N-PX requires annual disclosure of certain proxy matters voted during July 1 through June 30 of the following year (“reporting period”). The deadline to submit the annual Form N-PX is August 31 for the reporting

[1]

The term “institutional investment manager” includes any person, other than a natural person, investing in or buying and selling securities for its own account, and any person exercising investment discretion with respect to the account of any other person. The term “person” includes any natural person, company, government, or political subdivision, agency, or instrumentality of a government. Entities serving as managers could include, for example: banks, insurance companies, and broker-dealers that invest in, or buy and sell, securities for their own accounts; corporations and pension funds that manage their own investment portfolios; or investment advisers that manage private accounts, mutual fund assets, or pension plan assets.

period. Lastly, the Rule requires Form N-PX to be filed using Extensible Markup Language (XML), a structured data language that makes the form machine-readable within the SEC’s EDGAR system.

The CCO is responsible for monitoring the Firm’s reporting obligations under section Form N-PX to ensure that the Firm meets its reporting obligations within the regulatory deadlines.

Firm has the authority to vote proxies on behalf of its Clients. The Firm will retain all documentation of proxies that were or were not voted. If any proxies voted included say-on-pay, Firm will file a Form N-PX by August 31st of each year.

Securities Litigation

From time to time, Callodine may receive notification of securities held in a fund that are subject to litigation/class action lawsuits. The Firm utilizes Financial Recovery Technologies, LLC (“FRT”) to identify potential claims and assist with participation. FRT will review the details of the lawsuit and will consult with Callodine to determine if and how to file any claims. FRT will then assist in asserting, filing, submitting claims and facilitating participation on behalf of Callodine. Callodine will consider the potential impact on the client/shareholder, without considering any benefit to ourselves, our employees or our affiliates.

Recordkeeping

The Firm shall maintain the following records in accordance with regulatory requirements:

•	Copies of this Policy as from time to time revised or supplemented;

•	A copy of each proxy statement received;

•	Voting results;

•	A copy of any document that was material to making a decision how to vote proxies or that memorializes the basis for the decision;

•

A copy of each written request for information on how Callodine voted proxies on behalf of the investor and a copy of any written response by Callodine to any investor request for information on how proxies were voted;

•	Communications/documentation surrounding conflicts of interest; and

•	Written reports arising from review of the proxy function.

Disclosures to Clients and Investors

Callodine will include a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors can contact the CCO to obtain a copy of these policies and procedures and information about how Callodine voted with respect to the Client’s securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the CCO who will respond to any such requests.

As a matter of policy, Callodine does not disclose how it expects to vote on upcoming proxies. Additionally, Callodine does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Annual and Ongoing Reviews

The CCO will periodically review the adequacy of the firm’s proxy voting policies and procedures to make sure they have been implemented effectively, including whether the policies and procedures continue to be reasonably designed to ensure that proxies are voted in the best interests of Clients.

Shareholders should retain this Supplement for future reference.